Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 4,540.4	$ 4,197.2	$ 3,771.1
Contract assets	506.1	582.3
Allowance of credit losses on Contract Asset	3.6
Revenue Cumulative Adjustment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	306.6	2.5
Performance obligations satisfied partially [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	17,500.0	17,000.0
Performance obligations expected to be satisfied in next five years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	15,500.0	$ 14,000.0
Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 645.4